Treasury Shares (Details) kr in Thousands	6 Months Ended
Jun. 30, 2024 SEK (kr) shares
Ordinary shares
Treasury Shares
Number of ordinary shares held as treasury shares | shares	5,908,018
Treasury shares
Treasury Shares
Transfer (sale) of treasury shares | kr	kr 0